Taxation - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 43,437	$ 38,586
Deferred income tax liabilities	(10,457)	(14,689)
Deferred tax liability (asset)	32,980	23,897	$ 53,108
Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	130,021	114,326	125,035
Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(97,041)	(90,429)	$ (71,927)
Recovered after more than 12 months | Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	109,830	96,822
Recovered after more than 12 months | Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(90,951)	(86,573)
Recovered within 12 months | Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	20,191	17,504
Recovered within 12 months | Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (6,090)	$ (3,856)